Average Annual Total Returns - FidelitySAIMunicipalIncomeFund-PRO - FidelitySAIMunicipalIncomeFund-PRO - Fidelity SAI Municipal Income Fund	Mar. 01, 2023
Fidelity SAI Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(9.94%)
Since Inception	1.62%
Fidelity SAI Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(9.94%)
Since Inception	1.54%
Fidelity SAI Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(5.05%)
Since Inception	1.82%
LB015
Average Annual Return:
Past 1 year	(8.53%)
Since Inception	1.57%	[1]
LB083
Average Annual Return:
Past 1 year	(9.44%)
Since Inception	1.63%	[1]

[1]	A From October 2, 2018